Per share amounts (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Disclosure of Detailed Information about Net Loss Basic and Diluted

	Year ended December 31
	2022	2021
Net income basic and diluted	$810.1	$414.0

Disclosure of Detailed Information about Weighted Average Number of Shares Per Share
The weighted average number of shares used to calculate per share amounts was as follows
:

	Year ended December 31
Average shares outstanding (millions)	2022	2021
Basic	82.0	75.1
Dilutive impact (1)	2.4	2.5
Diluted	84.4	77.6

(1)	Includes impact of stock options and RSUs.